Portfolio of Investments
Wanger Acorn (formerly Wanger USA), March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.1%
Issuer	Shares	Value ($)
Consumer Discretionary 18.9%
Auto Components 2.3%
Dorman Products, Inc.(a)	93,553	8,890,341
Visteon Corp.(a)	36,423	3,974,842
Total		12,865,183
Diversified Consumer Services 3.5%
Bright Horizons Family Solutions, Inc.(a)	56,716	7,525,646
Chegg, Inc.(a)	327,645	11,886,961
Total		19,412,607
Hotels, Restaurants & Leisure 7.8%
Churchill Downs, Inc.	51,993	11,531,007
First Watch Restaurant Group, Inc.(a)	36,235	472,867
Planet Fitness, Inc., Class A(a)	196,835	16,628,621
Wendy’s Co. (The)	317,034	6,965,237
Wingstop, Inc.	68,683	8,059,950
Total		43,657,682
Household Durables 2.2%
Skyline Champion Corp.(a)	230,548	12,652,474
Leisure Products 1.1%
Brunswick Corp.	78,236	6,328,510
Specialty Retail 2.0%
Five Below, Inc.(a)	66,028	10,456,855
Vroom, Inc.(a)	274,211	729,401
Total		11,186,256
Total Consumer Discretionary		106,102,712
Consumer Staples 5.5%
Food & Staples Retailing 2.9%
BJ’s Wholesale Club Holdings, Inc.(a)	242,409	16,389,273
Household Products 2.6%
Church & Dwight Co., Inc.	65,261	6,485,638
WD-40 Co.	44,483	8,150,620
Total		14,636,258
Total Consumer Staples		31,025,531
Financials 8.3%
Banks 2.3%
Lakeland Financial Corp.	178,334	13,018,382
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 6.0%
Ares Management Corp., Class A	150,353	12,213,174
GCM Grosvenor, Inc., Class A	1,239,102	12,031,681
Houlihan Lokey, Inc., Class A	32,661	2,867,636
Open Lending Corp., Class A(a)	334,163	6,319,022
Total		33,431,513
Total Financials		46,449,895
Health Care 25.2%
Biotechnology 3.2%
Insmed, Inc.(a)	352,187	8,276,394
Intellia Therapeutics, Inc.(a)	35,559	2,584,073
Iovance Biotherapeutics, Inc.(a)	108,042	1,798,899
Mirati Therapeutics, Inc.(a)	40,231	3,307,793
Natera, Inc.(a)	51,426	2,092,010
Total		18,059,169
Health Care Equipment & Supplies 3.2%
Globus Medical, Inc., Class A(a)	85,243	6,289,229
Insulet Corp.(a)	30,878	8,225,590
Tandem Diabetes Care, Inc.(a)	28,662	3,333,104
Total		17,847,923
Health Care Providers & Services 7.9%
Amedisys, Inc.(a)	97,205	16,747,449
Chemed Corp.	35,187	17,823,975
P3 Health Partners, Inc.(a),(b)	1,213,346	9,488,366
Total		44,059,790
Health Care Technology 2.4%
Doximity, Inc., Class A(a)	186,271	9,702,856
Inspire Medical Systems, Inc.(a)	13,947	3,580,056
Total		13,282,912
Life Sciences Tools & Services 8.1%
10X Genomics, Inc., Class A(a)	86,263	6,562,026
Bio-Techne Corp.	33,699	14,593,015
Codexis, Inc.(a)	349,758	7,212,010
DNA Script(a),(c),(d),(e)	2,550	1,351,201
Repligen Corp.(a)	85,067	16,000,252
Total		45,718,504
Wanger Acorn | First Quarter Report 2022	1

Portfolio of Investments  (continued)
Wanger Acorn (formerly Wanger USA), March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 0.4%
Catalent, Inc.(a)	21,222	2,353,520
Total Health Care		141,321,818
Industrials 16.7%
Air Freight & Logistics 0.4%
GXO Logistics, Inc.(a)	30,158	2,151,472
Commercial Services & Supplies 1.2%
Rollins, Inc.	196,849	6,899,557
Electrical Equipment 4.6%
Atkor, Inc.(a)	122,285	12,037,735
Generac Holdings, Inc.(a)	18,905	5,619,700
Shoals Technologies Group, Inc., Class A(a)	487,194	8,301,786
Total		25,959,221
Machinery 5.5%
Ingersoll Rand, Inc.	199,813	10,060,584
Kornit Digital Ltd.(a)	83,130	6,874,020
Middleby Corp. (The)(a)	34,453	5,648,225
SPX Corp.(a)	171,777	8,487,502
Total		31,070,331
Professional Services 2.9%
CoStar Group, Inc.(a)	108,323	7,215,395
ICF International, Inc.	93,811	8,831,367
Total		16,046,762
Trading Companies & Distributors 2.1%
SiteOne Landscape Supply, Inc.(a)	73,230	11,840,559
Total Industrials		93,967,902
Information Technology 18.9%
Electronic Equipment, Instruments & Components 1.5%
Badger Meter, Inc.	83,779	8,353,604
IT Services 5.1%
DigitalOcean Holdings, Inc.(a)	65,893	3,811,910
Endava PLC, ADR(a)	101,825	13,545,780
MongoDB, Inc.(a)	25,088	11,128,786
Total		28,486,476
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 12.3%
Avalara, Inc.(a)	76,933	7,655,603
Bill.com Holdings, Inc.(a)	60,104	13,630,986
Five9, Inc.(a)	99,494	10,984,137
HubSpot, Inc.(a)	23,769	11,288,849
Trade Desk, Inc. (The), Class A(a)	192,099	13,302,856
Voyager Digital Ltd.(a)	648,720	3,481,911
Workiva, Inc., Class A(a)	76,655	9,045,290
Total		69,389,632
Total Information Technology		106,229,712
Materials 1.8%
Chemicals 1.8%
Avient Corp.	216,084	10,372,032
Total Materials		10,372,032
Real Estate 2.8%
Real Estate Management & Development 2.8%
Colliers International Group, Inc.	84,802	11,058,181
FirstService Corp.	33,814	4,898,972
Total		15,957,153
Total Real Estate		15,957,153
Total Common Stocks (Cost $521,441,209)		551,426,755

Limited Partnerships 0.3%

Consumer Discretionary 0.3%
Hotels, Restaurants & Leisure 0.3%
Cedar Fair LP(a)	34,444	1,887,531
Total Consumer Discretionary		1,887,531
Total Limited Partnerships (Cost $901,623)		1,887,531

Securities Lending Collateral 1.1%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.194%(f),(g)	5,873,600	5,873,600
Total Securities Lending Collateral (Cost $5,873,600)		5,873,600

2	Wanger Acorn | First Quarter Report 2022

Portfolio of Investments  (continued)
Wanger Acorn (formerly Wanger USA), March 31, 2022 (Unaudited)
Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(f),(h)	7,542,006	7,538,989
Total Money Market Funds (Cost $7,538,932)		7,538,989
Total Investments in Securities (Cost: $535,755,364)		566,726,875
Obligation to Return Collateral for Securities Loaned		(5,873,600)
Other Assets & Liabilities, Net		1,030,970
Net Assets		561,884,245
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	All or a portion of this security was on loan at March 31, 2022. The total market value of securities on loan at March 31, 2022 was $5,741,444.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2022, the total value of these securities amounted to $1,351,201, which represents 0.24% of total net assets.
(d)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At March 31, 2022, the total market value of these securities amounted to $1,351,201, which represents 0.24% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
DNA Script	10/01/2021	2,550	2,223,535	1,351,201

(e)	Valuation based on significant unobservable inputs.
(f)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(g)	Investment made with cash collateral received from securities lending activity.
(h)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	28,253,542	79,387,890	(100,103,747)	1,304	7,538,989	(3,095)	6,336	7,542,006
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Wanger Acorn | First Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7064_12_A01_(05/22)